Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 1,317,900	$ 8,835	$ 129,186
Prepaid expenses and other assets	923,202	2,501	145,170
Total current assets	2,399,921	355,836	274,356
Property and equipment, net	418,099
Right-of-use assets - operating leases	412,111
Deferred transaction costs
Other assets	133,276
Cash and marketable securities held in Trust Account		16,681,497	356,864,000
Total assets	3,363,407	17,037,333	357,138,356
Current liabilities:
Accounts payable and accrued expenses		1,142,405	210,454
Accounts payable	5,211,899
Accrued expenses and other liabilities	1,564,834
Operating lease liabilities	260,583
Notes payable	1,651,000
Convertible promissory notes		1,631,725
Due to related party		230,000	140,000
Total current liabilities	8,938,316	3,004,130	350,454
Derivative warrant liabilities		29,000	7,250
Convertible promissory notes
Operating lease liabilities	166,788
Derivative warrant liabilities	60,973
Deferred underwriting fee payable		14,700,000	14,700,000
Total liabilities	9,166,077	17,733,130	15,057,704
COMMITMENTS AND CONTINGENCIES (Note 6)
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption, $0.0001 par value, 1,502,180 and 34,500,000 shares at redemption value of $11.10 and $10.34 per share as of December 31, 2023 and 2022, respectively		16,681,497	356,864,000
Stockholders’ deficit
Preferred Stock
Common stock, $0.0001 par value; 800,000,000 shares authorized; 164,614,418 and 119,999,989 shares issued and outstanding at March 31, 2024 and December 31, 2023	16,462
Class A ordinary shares; $0.0001 par value; 200,000,000 shares authorized; 13,433,333 and 1,450,000 shares issued and outstanding (excluding 1,502,180 and 34,500,000 shares subject to possible redemption) as of December 31, 2023 and December 31, 2022, respectively		1,343	145
Class B ordinary shares; $0.0001 par value; 20,000,000 shares authorized; 0 and 11,983,333 shares issued and outstanding as of December 31, 2023 and 2022, respectively			1,198
Accumulated deficit	(88,392,895)	(17,378,637)	(14,784,691)
Additional paid-in capital	76,160,773
Total stockholders’ deficit	(5,802,670)	(17,377,294)	(14,783,348)
Total liabilities and stockholders’ deficit	3,363,407	17,037,333	357,138,356
Series A Preferred Stock [Member]
Stockholders’ deficit
Preferred Stock	2,799,990
Series B Preferred Stock [Member]
Stockholders’ deficit
Preferred Stock	3,613,000
Reverse Recapitalization [Member]
Current assets:
Cash		1,052,397
Prepaid expenses and other assets		670,582
Total current assets		1,722,979
Property and equipment, net		458,651
Right-of-use assets - operating leases		469,862
Deferred transaction costs		2,582,870
Other assets		271,141
Total assets		5,505,503
Current liabilities:
Accounts payable		3,418,378
Accrued expenses and other liabilities		1,096,450
Operating lease liabilities		252,714
Notes payable
Convertible promissory notes		80,712,000
Total current liabilities		85,479,542
Convertible promissory notes		14,220,000
Operating lease liabilities		234,858
Derivative warrant liabilities
Total liabilities		99,934,400
Stockholders’ deficit
Common stock, $0.0001 par value; 800,000,000 shares authorized; 164,614,418 and 119,999,989 shares issued and outstanding at March 31, 2024 and December 31, 2023		12,000
Accumulated deficit		(99,657,737)
Additional paid-in capital		5,216,840
Total stockholders’ deficit	(5,802,670)	(94,428,897)	(33,951,217)
Total liabilities and stockholders’ deficit		5,505,503
Reverse Recapitalization [Member] | Series A Preferred Stock [Member]
Stockholders’ deficit
Preferred Stock
Reverse Recapitalization [Member] | Series B Preferred Stock [Member]
Stockholders’ deficit
Preferred Stock
Related Party [Member]
Current assets:
Due from related party	158,819	344,500
Current liabilities:
Due to related party	$ 250,000
Related Party [Member] | Reverse Recapitalization [Member]
Current assets:
Due from related party
Current liabilities:
Due to related party